CRYPTOCURRENCY ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
CRYPTOCURRENCY ASSETS.
Indefinite-lived Intangible Assets [Line Items]
Summary of continuity of cryptocurrencies

	For the year	For the year
	ended December	ended December
	31, 2021	31, 2022
	US$	US$
Beginning balance	—	53,190
Receipts from issuance of ordinary shares for private placement	19,289	—
Cryptocurrencies acquired in connection with business combination	73,184	—
Cryptocurrencies borrowing	10,222	—
Cryptocurrencies mined from mining pool business	1,275,238	592,583
Cryptocurrencies mined from mining business	39,013	47,126
Cryptocurrency to be distributed for promotion activities on behalf of a third party	3,179	—
Deposits received from customers of mining data center	3,965	2,192
Distribution to pool participants	(1,282,143)	(611,747)
Repayment of deposit in the form of cryptocurrencies	(6,586)	—
Repayment of cryptocurrencies borrowings	(6,523)	—
Payment of service expense and long-lived assets	(2,295)	(6,939)
Cryptocurrencies paid in connection with asset acquisition	(1,731)	—
Disposal of cryptocurrency assets*	(32,924)	(43,787)
Utility fee received from customers of mining data center	—	3,658
Cyberattack loss	—	(3,100)
Others	(379)	231
Impairment of cryptocurrency assets	(38,319)	(18,435)
Ending balance of cryptocurrency assets, net	53,190	14,972

*     In January 2022, the Company entered into a loan agreement and a pledge agreement for one year, pursuant to which the lender agreed to lend to the Company funds equal to approximately US$6,306,which was 65% of the current fair market value of 4,000 Ethereum, with a fixed interest rate of 3.25% per annum. In June 2022, the loan has been fully settled by rendering the pledged Ethereum to the lender. Disposal of cryptocurrencies for the year ended December 31, 2022 included the carrying amount of the pledged Ethereum of US$9,628 rendered to the lender and the Group recorded a loss on disposal of cryptocurrencies in the amount of approximately US$3,322.